GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	$ 50,540	$ 49,110
Exchange differences	(1,228)	1,430
Gross goodwill carrying amount		50,540
Net goodwill carrying amount at the end of the period	49,312	50,540
Additional disclosures
Period of financial forecasts on which cash flow projections based for goodwill impairment tests	5 years
Film investment and production
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period			35
Gross goodwill carrying amount		35	35
Net goodwill carrying amount at the end of the period	35	35
Talent agency
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	147	143
Exchange differences	(3)	4
Gross goodwill carrying amount		147
Net goodwill carrying amount at the end of the period	144	147
Movie theaters
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	50,358	48,932
Exchange differences	(1,225)	1,426
Gross goodwill carrying amount		50,358
Net goodwill carrying amount at the end of the period	$ 49,133	$ 50,358